PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited)
1
Voya Large Cap Value Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.0%
Communication Services : 8.5%
235,812
Alphabet, Inc. - Class A
$ 73,516,749
4.6
55,796  Meta Platforms, Inc. -
Class A
36,165,852
2.2
263,905
Walt Disney Co.
27,984,486
1.7
137,667,087
8.5
Consumer Discretionary : 6.7%
203,179
(1)
Amazon.com, Inc.
42,667,590
2.6
98,939
(1)
Brinker International,
Inc.
14,662,760
0.9
103,118
Lowe's Cos., Inc.
27,281,929
1.7
113,353
Williams-Sonoma, Inc.
23,311,045
1.5
107,923,324
6.7
Consumer Staples : 10.7%
529,804
Coca-Cola Co.
43,210,814
2.7
101,967
(1)
Dollar Tree, Inc.
12,896,786
0.8
297,704
McCormick & Co., Inc.
21,148,892
1.3
226,535
PepsiCo, Inc.
38,452,051
2.4
345,239
Procter & Gamble Co.
57,723,961
3.5
173,432,504
10.7
Energy : 7.7%
52,171  Chesapeake Energy
Corp.
5,630,294
0.3
434,830
Chevron Corp.
81,208,851
5.0
392,191
Devon Energy Corp.
17,072,074
1.1
78,345  Diamondback Energy,
Inc.
13,638,298
0.8
74,646
Expand Energy Corp.
8,055,796
0.5
125,605,313
7.7
Financials : 18.7%
394,599  American International
Group, Inc.
31,761,274
2.0
152,536
Assurant, Inc.
35,020,740
2.2
781,137
Bank of America Corp.
38,924,057
2.4
461,661
Lazard, Inc.
23,360,047
1.4
131,099  PNC Financial Services
Group, Inc.
27,838,873
1.7
248,223
State Street Corp.
31,926,442
2.0
203,586
Stifel Financial Corp.
15,075,543
0.9
260,642
Synchrony Financial
18,012,969
1.1
89,709
Travelers Cos., Inc.
27,687,786
1.7
1,969,889
Valley National Bancorp
24,840,300
1.5
348,081
Wells Fargo & Co.
28,351,197
1.8
302,799,228
18.7
Health Care : 12.0%
77,900
(1)
Align Technology, Inc.
14,808,790
0.9
106,043
AstraZeneca PLC
22,104,663
1.4
84,277
Danaher Corp.
17,752,107
1.1
21,689
McKesson Corp.
21,415,068
1.3
1,444,494
Pfizer, Inc.
39,940,259
2.5
25,918  Regeneron
Pharmaceuticals, Inc.
20,259,323
1.2
39,785  Thermo Fisher
Scientific, Inc.
20,732,362
1.3
51,611  Universal Health
Services, Inc. - Class B
10,637,027
0.7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
34,312
(1)
Vertex Pharmaceuticals,
Inc.
$ 17,047,231
1.0
31,019
(1)
Waters Corp.
9,906,848
0.6
194,603,678
12.0
Industrials : 11.5%
173,015
(1)
Boeing Co.
39,366,103
2.4
40,453
Cummins, Inc.
23,619,293
1.5
50,746
(1)
Dycom Industries, Inc.
21,314,335
1.3
824,542
(1)
Gates Industrial Corp.
PLC
22,732,623
1.4
591,818
Leonardo DRS, Inc.
25,678,983
1.6
30,952
Parker-Hannifin Corp.
31,236,139
1.9
53,372
(1)
Saia, Inc.
21,636,475
1.4
185,583,951
11.5
Information Technology : 10.3%
120,240
(1)
Advanced Micro
Devices, Inc.
24,073,250
1.5
35,341
Broadcom, Inc.
11,293,217
0.7
511,094
Cisco Systems, Inc.
40,611,529
2.5
124,520  International Business
Machines Corp.
29,910,949
1.9
70,706
Micron Technology, Inc.
29,157,033
1.8
62,493
(1)
Onto Innovation, Inc.
13,491,614
0.8
48,544  Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR
18,183,612
1.1
166,721,204
10.3
Materials : 2.8%
230,912
Alcoa Corp.
14,335,017
0.9
121,505
Crown Holdings, Inc.
13,924,473
0.8
100,639
Nucor Corp.
17,801,026
1.1
46,060,516
2.8
Real Estate : 4.5%
230,270  Extra Space Storage,
Inc.
34,777,678
2.1
183,784
Welltower , Inc.
38,065,342
2.4
72,843,020
4.5
Utilities : 5.6%
175,755
DTE Energy Co.
26,053,921
1.6
359,494
Duke Energy Corp.
47,039,790
2.9
440,822
(2)
Prime AET&D Holdings
No 1
—
—
99,065
Vistra Corp.
17,226,413
1.1
90,320,124
5.6
Total Common Stock
(Cost $1,377,058,094)
1,603,559,949
99.0
OTHER : —%
Energy : —%
1,685,000
(2)(3)(4)
Samson Investment Co.
—
—
Total Other
(Cost $30,842)
—
—

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
2
Voya Large Cap Value Fund
Shares RA Value
Percentage
of Net
Assets
WARRANTS : —%
Information Technology : —%
4,200
(2)
Constellation Software,
Inc.
$ —
—
Total Warrants
(Cost $–)
—
—
Principal
Amount † RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : —%
Financial : —%
1,216,000
(2)(5)
Tropicana
Entertainment LLC
/ Tropicana Finance
Corp., 9.625%,
12/15/2014 —
—
Total Corporate Bonds/
Notes
(Cost $787,907)
—
—
Total Long-Term
Investments
(Cost $1,377,876,843)
1,603,559,949
99.0
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.9%
Mutual Funds : 0.9%
14,003,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.590%
(Cost $14,003,000) $ 14,003,000 0.9
Total Short-Term
Investments
(Cost $14,003,000)
14,003,000
0.9
Total Investments in
Securities
(Cost $1,391,879,843) $ 1,617,562,949 99.9
Assets in Excess of
Other Liabilities 1,573,285 0.1
Net Assets $ 1,619,136,234 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of February 28, 2026, the Fund held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
Defaulted security.
(6)
Rate shown is the 7-day yield as of February 28, 2026.

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
3
Voya Large Cap Value Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 137,667,087 $ — $ — $ 137,667,087
Consumer Discretionary 107,923,324 — — 107,923,324
Consumer Staples 173,432,504 — — 173,432,504
Energy 125,605,313 — — 125,605,313
Financials 302,799,228 — — 302,799,228
Health Care 194,603,678 — — 194,603,678
Industrials 185,583,951 — — 185,583,951
Information Technology 166,721,204 — — 166,721,204
Materials 46,060,516 — — 46,060,516
Real Estate 72,843,020 — — 72,843,020
Utilities 90,320,124 — — 90,320,124
Total Common Stock 1,603,559,949 — — 1,603,559,949
Corporate Bonds/Notes — — — —
Other — — — —
Short-Term Investments 14,003,000 — — 14,003,000
Warrants — — — —
Total Investments, at fair value $ 1,617,562,949 $ — $ — $ 1,617,562,949
At February 28, 2026, Voya Large Cap Value Fund held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Samson Investment Co. 6/28/2017 $ 30,842 $ —
$ 30,842 $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 243,228,673
Gross Unrealized Depreciation (17,545,567)
Net Unrealized Appreciation $ 225,683,106